Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Leases	Leases
We are a lessee for corporate office spaces in Seattle, Washington, Swieqi, Malta and Seoul, Korea. The lessor for our Seoul, Korea leases is our controlling shareholder, DoubleU Games (see Note 12). Except for our Malta office lease which was extended in October 2024, as of September 30, 2024, our leases have remaining terms of 25 to 69 months. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 13,219 square feet. The lease was extended by amendment in May 2024 and will expire in June 2030.
The Swieqi, Malta office lease was assumed as part of the SuprNation acquisition in October 2023 and consists of 4,770 square feet. The original lease was going to expire in October 2024 and was subsequently extended by amendment in October 2024 and will expire in October 2026.
In September 2023, we executed a new sublease with our controlling shareholder, DUG, for 15,673 square feet of office space in Gangnam-gu, Seoul, Korea. The lease term commenced in October 2023, and will expire in September 2028.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of September 30, 2024	As of December 31, 2023
Total operating lease right-of-use asset, net	$4,450	$7,130
Short-term operating lease liabilities	917	3,157
Long-term operating lease liabilities	3,753	4,420
Total operating lease liabilities	$4,670	$7,577
Operating lease costs	$1,805	$3,201
Supplemental cash flow information related to leases was as follows (in thousands):

	Nine months ended	Nine months ended
	September 30, 2024	September 30, 2023
Cash paid for amounts included in the measurement of operating lease liabilities	$1,793	$2,547
Right-of-use assets obtained in exchange for new lease obligations	$—	$—
Net decrease to operating lease ROU assets resulting from remeasurements of lease obligations	$1,050	$—